Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	Controladora Vuela Compania de Aviacion, S.A.B. de C.V.
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36059
Entity Central Index Key	0001520504
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Av. Antonio Dovalí Jaime
Entity Address, Address Line Two	No. 70, 13 Floor, Tower B
Entity Address, Address Line Three	Colonia Zedec Santa Fe
Entity Address, Country	MX
Entity Address, City or Town	Mexico City
Entity Address, Postal Zip Code	01210
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Auditor Name	KPMG Cardenas Dosal S.C.	MANCERA, S.C.
Auditor Firm ID	1141	1284
Auditor Location	Mexico City, Mexico	Mexico City, Mexico
Amendment Flag	false
Business Contact [Member]
Statement
Entity Address, Address Line One	Av. Antonio Dovalí Jaime
Entity Address, Address Line Two	No. 70, 13 Floor, Tower B
Entity Address, Address Line Three	Colonia Zedec Santa Fe
Entity Address, Country	MX
Entity Address, City or Town	Mexico City
Entity Address, Postal Zip Code	01210
Contact Personnel Name	Ricardo Martínez Gutiérrez
Contact Personnel Email Address	ir@volaris.com
American depositary shares
Statement
Title of 12(b) Security	American Depositary Shares (ADSs)
Trading Symbol	VLRS
Security Exchange Name	NYSE
Ordinary participation certificates
Statement
Title of 12(b) Security	Ordinary Participation Certificates (Certificados de Participación Ordinarios or CPOs)
Trading Symbol	VLRS
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	880,575,491
Series A shares
Statement
Title of 12(b) Security	Series A shares of common stock, no par value
Trading Symbol	VOLARA
Security Exchange Name	MIAX
Entity Common Stock, Shares Outstanding	1,108,462,804